Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss) [1]	Other [2]	Total equity attributable to shareholders	Non-controlling interests	Tanzanian Mines [Member]	Tanzanian Mines [Member] Non-controlling interests	Acacia Exploration Properties [Member]	Acacia Exploration Properties [Member] Other	[2]	Acacia Exploration Properties [Member] Total equity attributable to shareholders	Acacia Exploration Properties [Member] Non-controlling interests	Randgold Resources Limited [Member]	Randgold Resources Limited [Member] Capital stock	Randgold Resources Limited [Member] Total equity attributable to shareholders	Randgold Resources Limited [Member] Non-controlling interests	Nevada Gold Mines	Nevada Gold Mines Other	[2]	Nevada Gold Mines Total equity attributable to shareholders	Nevada Gold Mines Non-controlling interests	Acacia Mining PLC	Acacia Mining PLC Capital stock	Acacia Mining PLC Other	[2]	Acacia Mining PLC Total equity attributable to shareholders	Acacia Mining PLC Non-controlling interests
Beginning balance (shares) at Dec. 31, 2018		1,167,847
Beginning balance at Dec. 31, 2018	$ 9,385	$ 20,883	$ (13,453)	$ (158)	$ 321	$ 7,593	$ 1,792
Net income	4,574		3,969			3,969	605	$ 86											$ 739
Total other comprehensive income	36		0	36		36		0											0
Total comprehensive income	4,610		3,969	36		4,005	605	86											739
Transactions with owners
Dividends (note 31)	(218)		(218)			(218)
Increase (decrease) in number of shares outstanding																583,669									24,837
Increase (decrease) through acquisition of subsidiary, equity															$ 8,775	$ 7,903	$ 7,903	$ 872						$ (2)	$ 423	$ 70		$ 493	$ (495)
Increase (decrease) through change in equity of subsidiaries, equity																			7,555	$ 1,645		$ 1,645	$ 5,910
Issued on exercise of stock options (shares)		131
Issued On Exercise Of Stock Options, Capital Stock	2	$ 2				2
Funding from non-controlling interests (note 32)	140						140	0											90
Decrease Through Disbursements to Non-controlling Interests	429						429	0											236
Dividend reinvestment plan (shares)		1,443
Dividend reinvestment plan (note 31)	0	$ 20	(20)
Share-based payments	9				9	9
Total transactions with owners (shares)		610,080
Total transactions with owners	15,832	$ 8,348	(238)	0	1,724	9,834	5,998
Ending balance (shares) at Dec. 31, 2019		1,777,927
Ending balance at Dec. 31, 2019	29,827	$ 29,231	(9,722)	(122)	2,045	21,432	8,395
Net income	3,614		2,324			2,324	1,290	653											2,439
Total other comprehensive income	136		0	136		136		0											0
Total comprehensive income	3,750		2,324	136		2,460	1,290	653											2,439
Transactions with owners
Dividends (note 31)	(547)		(547)			(547)
Increase (decrease) through disposal of subsidiary, equity										$ 0	$ (13)		$ (13)	$ 13
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity								238	$ 238
Issued on exercise of stock options (shares)		99
Issued On Exercise Of Stock Options, Capital Stock	1	$ 1			0	1
Funding from non-controlling interests (note 32)	11						11	0											0
Decrease Through Disbursements to Non-controlling Interests	1,578						1,578	$ 45											$ 1,026
Dividend reinvestment plan (shares)		164
Dividend reinvestment plan (note 31)	0	$ 4	(4)			0	0
Share-based payments	8	$ 0			8	8
Total transactions with owners (shares)		263
Total transactions with owners	(1,867)	$ 5	(551)	0	(5)	(551)	(1,316)
Ending balance (shares) at Dec. 31, 2020		1,778,190
Ending balance at Dec. 31, 2020	$ 31,710	$ 29,236	$ (7,949)	$ 14	$ 2,040	$ 23,341	$ 8,369

[1]	Includes cumulative translation adjustments as at December 31, 2020: $95 million loss (December 31, 2019: $88 million loss).
[2]	Includes additional paid-in capital as at December 31, 2020: $2,002 million (December 31, 2019: $2,007 million).